Inventories - Summary of Inventories (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Raw materials	₩ 4,912,677	₩ 4,623,251
Merchandise	1,733	335
Work-in-progress	220,110	187,304
Finished goods	95,760	97,215
Supplies	3,358,831	2,930,978
Inventories-in-transit	1,160,238	1,021,797
Other inventories	19,887	14,735
Total Inventories	9,769,236	8,875,615
Acquisition cost
Inventories [Line Items]
Raw materials	4,914,250	4,624,638
Merchandise	1,733	335
Work-in-progress	220,110	187,304
Finished goods	96,390	97,272
Supplies	3,358,831	2,930,978
Inventories-in-transit	1,160,238	1,021,797
Other inventories	19,887	14,735
Total Inventories	9,771,439	8,877,059
Valuation allowance
Inventories [Line Items]
Raw materials	(1,573)	(1,387)
Merchandise	0	0
Work-in-progress	0	0
Finished goods	(630)	(57)
Supplies	0	0
Inventories-in-transit	0	0
Other inventories	0	0
Total Inventories	₩ (2,203)	₩ (1,444)